Equity (Details) - R$ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Equity
Outstanding, at beginning balance	1,654,927
Average price, at beginning balance	R$ 92.23
Repurchased	2,131,358	2,142,051
Average price repurchased	R$ 71.46	R$ 119.99
Transferred from exercise of stock options		(442,669)
Average price transferred from exercise of stock options		R$ 124.26
Transferred from shares contribution		(44,455)
Average price transferred from shares contribution		R$ 111.94
Outstanding, at ending balance	3,786,285	1,654,927
Average price, at ending balance	R$ 80.54	R$ 92.23